Fees Summary	Jun. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,137,500.00
Previously Paid Amount	0.00
Total Fee Amount	174.15
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 174.15
Narrative - Max Aggregate Offering Price	$ 1,137,500.00
Final Prospectus	true